Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Convertible Bonds (84.8%)
	Communication Services (0.6%)
60,000	Sphere Entertainment Company*
	3.500%, 12/01/28	$78,278
		78,278
	Consumer Discretionary (15.8%)
212,000	Booking Holdings, Inc.
	0.750%, 05/01/25	389,518
117,000	Carnival Corp.
	5.750%, 10/01/24	179,789
120,000	Cinemark Holdings, Inc.^
	4.500%, 08/15/25	161,474
86,000	Guess?, Inc.
	3.750%, 04/15/28	113,539
60,000	Patrick Industries, Inc.
	1.750%, 12/01/28	70,593
275,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	783,874
115,000	Stride, Inc.
	1.125%, 09/01/27	158,618
160,000	Wayfair, Inc.*
	3.500%, 11/15/28	213,199
		2,070,604
	Consumer Staples (2.2%)
88,000	Freshpet, Inc.
	3.000%, 04/01/28	147,567
74,000	Glaukos Corp.
	2.750%, 06/15/27	135,508
		283,075
	Energy (5.4%)
91,000	CNX Resources Corp.
	2.250%, 05/01/26	171,025
119,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	147,308
85,000	Peabody Energy Corp.
	3.250%, 03/01/28	112,951
95,000	Pioneer Natural Resources Company
	0.250%, 05/15/25	278,972
		710,256
	Health Care (7.4%)
136,000	Cytokinetics, Inc.
	3.500%, 07/01/27	195,062
119,000	Enovis Corp.*^
	3.875%, 10/15/28	140,713
129,000	Integer Holdings Corp.
	2.125%, 02/15/28	179,397
74,000	Natera, Inc.
	2.250%, 05/01/27	183,082
140,000	Shockwave Medical, Inc.*
	1.000%, 08/15/28	177,933
75,000	Tandem Diabetes Care, Inc.*
	1.500%, 03/15/29	95,532
		971,719
	Industrials (9.3%)
176,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	256,464
60,000	Chart Industries, Inc.
	1.000%, 11/15/24	148,092
88,000	Granite Construction, Inc.*
	3.750%, 05/15/28	117,759
165,000	Middleby Corp.
	1.000%, 09/01/25	194,439
445,000	Uber Technologies, Inc.*
	0.875%, 12/01/28	502,783
		1,219,537
	Information Technology (40.2%)
294,000	Akamai Technologies, Inc.^
	0.125%, 05/01/25	331,897
83,000	Box, Inc.
	0.000%, 01/15/26	94,548
140,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	215,113
185,000	Datadog, Inc.
	0.125%, 06/15/25	263,960
110,000	HubSpot, Inc.
	0.375%, 06/01/25	237,585
73,000	Insight Enterprises, Inc.
	0.750%, 02/15/25	195,409
113,000	Interdigital, Inc.
	3.500%, 06/01/27	153,231
116,000	MACOM Technology Solutions Holdings, Inc.
	0.250%, 03/15/26	154,033
166,000	MicroStrategy, Inc.
	0.750%, 12/15/25	446,986
278,000	MongoDB, Inc.
	0.250%, 01/15/26	494,481
185,000	ON Semiconductor Corp.
	0.000%, 05/01/27	265,366
290,000	Palo Alto Networks, Inc.
	0.375%, 06/01/25	848,943
365,000	Seagate HDD Cayman*
	3.500%, 06/01/28	437,000
59,000	Semtech Corp.*
	4.000%, 11/01/28	117,183
60,000	Varonis Systems, Inc.
	1.250%, 08/15/25	89,564
397,000	Western Digital Corp.*
	3.000%, 11/15/28	599,712
270,000	Zscaler, Inc.
	0.125%, 07/01/25	342,082
		5,287,093
	Materials (3.9%)
70,000	ATI, Inc.
	3.500%, 06/15/25	269,616
89,000	United States Steel Corp.
	5.000%, 11/01/26	245,692
		515,308
	TOTAL CONVERTIBLE BONDS (Cost $9,873,621)	11,135,870

See accompanying Notes to Schedule of Investments

Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE

Convertible Preferred Stocks (14.4%)
	Financials (3.3%)
7,045	Apollo Global Management, Inc.^
	6.750%, 07/31/26	$429,604

	Health Care (0.6%)
1,985	Brightspring Health Services, Inc.#
	6.750%, 02/01/27	85,812
		85,812
	Industrials (1.9%)
2,120	Chart Industries, Inc.
	6.750%, 12/15/25	121,815
1,164	RBC Bearings, Inc.
	5.000%, 10/15/24	130,799
		252,614
	Materials (4.7%)
11,325	Albemarle Corp.
	7.250%, 03/01/27	621,403
		621,403
	Utilities (3.9%)
3,242	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§**
	3.369%, 09/15/29	97,389
10,041	NextEra Energy, Inc.^
	6.926%, 09/01/25	409,171
		506,560
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,828,156)	1,895,993

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (10.3%)
1,359,910	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $1,359,910)	$1,359,910
TOTAL INVESTMENTS (109.5%) (Cost $13,061,687)		14,391,773
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.4%)		(1,359,910)
OTHER ASSETS, LESS LIABILITIES (0.8%)		106,913
NET ASSETS (100.0%)		$13,138,776

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at April 30, 2024.
†	Represents investment of cash collateral received from securities on loan as of April 30, 2024.
***	The rate disclosed is the 7 day net yield as of April 30, 2024.

See accompanying Notes to Schedule of Investments

Calamos CEF Income & Arbitrage ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Closed-End Funds (98.5%)
	Allocation (19.3%)
28,462	Bexil Investment Trust	$344,390
20,903	Brookfield Real Assets Income Fund, Inc.	262,124
7,854	Eaton Vance Tax-Advantaged Dividend Income Fund	178,050
31,836	John Hancock Premium Dividend Fund	358,155
13,664	John Hancock Tax-Advantaged Dividend Income Fund	266,721
27,020	RiverNorth Opportunities Fund, Inc.	319,647
		1,729,087
	International Equity (8.2%)
32,788	abrdn Total Dynamic Dividend Fund	260,665
10,794	Morgan Stanley India Investment Fund, Inc.	253,011
19,264	Templeton Emerging Markets Fund	226,737
		740,413
	Municipal Bond (8.2%)
30,380	Nuveen Municipal Credit Opportunities Fund	308,053
17,679	Nuveen Municipal High Income Opportunity Fund	181,917
30,380	PIMCO Municipal Income Fund II	248,812
		738,782
	Nontraditional Equity (16.3%)
9,238	BlackRock Enhanced Capital and Income Fund, Inc.	171,457
29,526	BlackRock Enhanced Equity Dividend Trust	236,799
9,898	Eaton Vance Enhanced Equity Income Fund II	195,584
32,466	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	255,183
34,211	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	273,688
28,042	Virtus Dividend Interest & Premium Strategy Fund	335,943
		1,468,654
	Sector Equity (31.4%)
17,598	abrdn Global Infrastructure Income Fund	302,510
18,914	abrdn Healthcare Opportunities Fund	370,525
14,631	BlackRock Energy and Resources Trust	191,666
6,132	BlackRock Health Sciences Trust	240,252
20,286	BlackRock Resources & Commodities Strategy Trust	186,834
33,894	CBRE Global Real Estate Income Fund	166,759
7,276	ClearBridge Energy Midstream Opportunity Fund, Inc.	295,333
20,888	Cohen & Steers Quality Income Realty Fund, Inc.	228,306
29,288	Kayne Anderson Energy Infrastructure Fund	280,286
25,238	Neuberger Berman Energy Infrastructure & Income Fund, Inc.	184,742
9,632	Tortoise Midstream Energy Fund, Inc.	368,814
		2,816,027
	Taxable Bond (12.3%)
92,136	Credit Suisse High Yield Bond Fund	184,272
30,268	Eaton Vance, Ltd. Duration Income Fund	284,217
22,167	Franklin, Ltd. Duration Income Trust	138,100
28,939	Highland Opportunities and Income Fund	185,210
19,350	Nuveen Preferred & Income Opportunities Fund	136,224
40,194	Western Asset High Income Fund II, Inc.	174,442
		1,102,465
	U.S. Equity (2.8%)
48,958	Liberty All Star Growth Fund, Inc.	249,196
		249,196
	TOTAL CLOSED-END FUNDS (Cost $8,861,981)	8,844,624
TOTAL INVESTMENTS (98.5%) (Cost $8,861,981)		8,844,624
OTHER ASSETS, LESS LIABILITIES (1.5%)		131,315
NET ASSETS (100.0%)		$8,975,939

See accompanying Notes to Schedule of Investments

Calamos Alternative Nasdaq & Bond ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUNDS (91.8%)
	Taxable Bond (91.8%)
10,546	Franklin Senior Loan ETF	$257,270
867	iShares Broad USD Investment Grade Corporate Bond ETF	42,795
1,700	Janus Henderson AAA CLO ETF	86,343
1,168	Schwab 1-5 Year Corporate Bond ETF	55,912
5,148	Simplify MBS ETF	255,444
9,644	SPDR Portfolio High Yield Bond ETF	222,294
2,507	Vanguard Emerging Markets Government Bond ETF	155,910
489	Vanguard Long-Term Corporate Bond ETF	36,225
		1,112,193
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,122,566)	1,112,193

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (7.5%) £
	Communication Services (1.4%)
4	Alphabet, Inc. - Class A
40,488	Call, 01/17/25, Strike $161.00	8,055
1	Meta Platforms, Inc.
43,017	Call, 03/21/25, Strike $540.00	3,184
1	Netflix, Inc.
55,064	Call, 09/27/24, Strike $587.00	3,644
2	T-Mobile U.S., Inc.
32,834	Call, 09/27/24, Strike $161.00	1,982
		16,865
	Consumer Discretionary (0.7%)
3	Amazon.com, Inc.
52,500	Call, 03/21/25, Strike $199.00	5,167
2	Tesla, Inc.
36,656	Call, 01/17/25, Strike $249.00	3,202
		8,369
	Consumer Staples (0.7%)
1	Costco Wholesale Corp.
72,290	Call, 06/20/25, Strike $766.00	6,970
1	PepsiCo, Inc.
17,591	Call, 06/20/25, Strike $174.00	1,579
		8,549
	Information Technology (3.4%)
1	Adobe, Inc.
46,283	Call, 03/21/25, Strike $711.00	949
2	Advanced Micro Devices, Inc.
31,676	Call, 09/27/24, Strike $195.00	1,752
7	Apple, Inc.
119,231	Call, 09/27/24, Strike $189.00	3,225
1	Broadcom, Inc.
130,027	Call, 06/20/25, Strike $1,530.00	12,553
4	Cisco Systems, Inc.
18,792	Call, 01/17/25, Strike $50.00	1,025
4	Intel Corp.
12,188	Call, 03/21/25, Strike $51.00	257
3	Microsoft Corp.
116,799	Call, 06/20/25, Strike $460.00	7,329
1	NVIDIA Corp.
25,900	Call, 01/17/25, Strike $905.00	14,446
		41,536
	Other (1.3%)
	Invesco QQQ Trust Series 1
9
382,131	Call, 03/21/25, Strike $88.00	4,368
9
382,131	Call, 06/20/25, Strike $88.00	5,435
9
382,131	Call, 09/27/24, Strike $88.00	1,857
9
382,131	Call, 01/17/25, Strike $88.00	3,519
		15,179
	TOTAL PURCHASED OPTIONS (Cost $117,623)	90,498
TOTAL INVESTMENTS (99.3%) (Cost $1,240,189)		1,202,691
OTHER ASSETS, LESS LIABILITIES (0.7%)		8,313
NET ASSETS (100.0%)		$1,211,004

NOTES TO SCHEDULE OF INVESTMENTS

£            FLexible EXchange© Options (see Note 1).

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of four series, including Calamos Convertible Equity Alternative ETF, which commenced operations on October 4, 2023, Calamos CEF Income & Arbitrage ETF, which commenced operations on January 16, 2024, and Calamos Alternative Nasdaq & Bond ETF, which commenced operations on February 13, 2024, (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act’), as an open-end management investment company. Prior to commencement of operations, each Fund has issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC.

Each Fund is a non-diversified, actively managed exchange-traded fund (“ETF”). Convertible Equity Alternative ETF’s investment objective is total return through capital appreciation and current income. CEF Income & Arbitrage ETF's investment objective is high current income and long-term capital appreciation. Calamos Alternative Nasdaq & Bond ETF’s investment objective is attractive risk-adjusted total return through capital appreciation and current income.

Calamos Advisors LLC (“Calamos Advisors”, or the "Adviser"), serves as the Funds' adviser.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Funds Valuation. The Funds' Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value (“NAV”) on any day on which the Funds' NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Securities and those that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Funds’ pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price at the official close of that exchange’s trading day. However, when a Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	Calamos Convertible Equity Alternative ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$11,135,870	$—	$11,135,870
Convertible Preferred Stocks	1,798,604	97,389	—	1,895,993
Investment of Cash Collateral For Securities Loaned	—	1,359,910	—	1,359,910
Total	$1,798,604	$12,593,169	$—	$14,391,773

	Calamos CEF Income & Arbitrage ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Closed-End Funds	$8,844,624	$—	$—	$8,844,624
Total	$8,844,624	$—	$—	$8,844,624

	Calamos Alternative Nasdaq & Bond ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$1,112,193	$—	$—	$1,112,193
Purchased Options	—	90,498	—	90,498
Total	$1,112,193	$90,498	$—	$1,202,691